Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	$ 3,876,007,623	$ 3,994,727,614	$ 4,246,478,172
Financing Cash Flows, From	1,602,152,514	1,027,662,853	1,352,584,103
Financing Cash Flows, Used	(2,084,799,707)	(1,367,131,685)	(1,754,668,990)
Financing Cash Flows, Interest paid	(205,473,569)	(193,172,908)	(186,961,822)
Financing Cash Flows, Total	(688,120,762)	(532,641,740)	(589,046,709)
Non-Cash Changes, Acquisition of subsidiaries			(1,450,648)
Non-Cash Changes, Changes in fair value	1,573,286	(8,950,847)	(24,607,526)
Sales of subsidiaries			(1,450,648)
Non-Cash Changes, Foreign exchange differences	477,609,308	189,198,447	98,319,122
Non-Cash Changes, Financial costs	217,785,460	194,702,235	203,799,948
Non-Cash Changes, New leases	41,434,286	47,203,550	61,996,854
Non-Cash Changes, Other changes	(15,037,751)	(8,231,636)	(761,599)
Ending Balance	3,911,251,450	3,876,007,623	3,994,727,614
Liabilities arising from financing activities	3,911,251,450	3,876,007,623	3,994,727,614
Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	725,808,865	484,932,624	881,659,765
Financing Cash Flows, From		335,975,577	1,050,888,015
Financing Cash Flows, Used	(993,288,036)	(848,619,797)	(1,711,034,741)
Financing Cash Flows, Interest paid	(202,836,644)	(183,857,128)	(182,171,676)
Financing Cash Flows, Total	(1,196,124,680)	(696,501,348)	(842,318,402)
Non-Cash Changes, Changes in fair value	6,219,019	38,953,566
Non-Cash Changes, Foreign exchange differences	71,126,386	31,017,248	53,561,223
Non-Cash Changes, Financial costs	201,799,753	182,314,687	192,928,894
Non-Cash Changes, Other changes	426,533,021	685,092,088	199,101,144
Ending Balance	235,362,364	725,808,865	484,932,624
Liabilities arising from financing activities	235,362,364	725,808,865	484,932,624
Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	2,937,358,794	3,330,899,969	3,241,250,805
Financing Cash Flows, From	1,540,543,620	680,699,261	263,892,100
Financing Cash Flows, Used	(1,073,622,519)	(500,093,222)	(37,020,850)
Financing Cash Flows, Interest paid	(494,378)
Financing Cash Flows, Total	466,426,723	180,606,039	226,871,250
Non-Cash Changes, Changes in fair value	(4,752,413)	(37,185,597)	(792,940)
Non-Cash Changes, Foreign exchange differences	405,464,959	144,324,870	58,670,485
Non-Cash Changes, Financial costs	7,309,984	4,729,704	4,081,277
Non-Cash Changes, Other changes	(421,941,071)	(686,016,191)	(199,180,908)
Ending Balance	3,389,866,976	2,937,358,794	3,330,899,969
Liabilities arising from financing activities	3,389,866,976	2,937,358,794	3,330,899,969
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	268,062,220	235,685,555	159,662,077
Financing Cash Flows, Used	(17,889,152)	(18,418,666)	(6,613,399)
Financing Cash Flows, Interest paid	(2,142,547)	(9,315,780)	(4,790,146)
Financing Cash Flows, Total	(20,031,699)	(27,734,446)	(11,403,545)
Non-Cash Changes, Acquisition of subsidiaries			(1,450,648)
Non-Cash Changes, Changes in fair value	(23,679)
Sales of subsidiaries			(1,450,648)
Non-Cash Changes, Foreign exchange differences	13,478,505	10,526,578	20,751,687
Non-Cash Changes, Financial costs	11,315,118	9,688,516	6,810,965
Non-Cash Changes, New leases	41,434,286	47,203,550	61,996,854
Non-Cash Changes, Other changes	(19,629,701)	(7,307,533)	(681,835)
Ending Balance	294,605,050	268,062,220	235,685,555
Liabilities arising from financing activities	294,605,050	268,062,220	235,685,555
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(55,222,256)	(56,790,534)	(36,094,475)
Financing Cash Flows, From	61,608,894	10,988,015	37,803,988
Financing Cash Flows, Total	61,608,894	10,988,015	37,803,988
Non-Cash Changes, Changes in fair value	130,359	(10,718,816)	(23,814,586)
Non-Cash Changes, Foreign exchange differences	(12,460,542)	3,329,751	(34,664,273)
Non-Cash Changes, Financial costs	(2,639,395)	(2,030,672)	(21,188)
Ending Balance	(8,582,940)	(55,222,256)	(56,790,534)
Liabilities arising from financing activities	(8,582,940)	(55,222,256)	(56,790,534)
Payable due to Related Party
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	1,181,368,275	1,575,563,156
Ending Balance	1,182,409,951	1,181,368,275	1,575,563,156
Liabilities arising from financing activities	1,182,409,951	1,181,368,275	1,575,563,156
Payable due to Related Party | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	146,577,056	428,466,443
Ending Balance	166,505,078	146,577,056	428,466,443
Liabilities arising from financing activities	166,505,078	146,577,056	428,466,443
Payable due to Related Party | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	1,034,791,219	1,147,096,713
Ending Balance	1,015,904,873	1,034,791,219	1,147,096,713
Liabilities arising from financing activities	1,015,904,873	1,034,791,219	1,147,096,713
Interest Bearing Loans
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	2,439,783,480	2,194,389,450
Ending Balance	2,429,976,779	2,439,783,480	2,194,389,450
Liabilities arising from financing activities	2,429,976,779	2,439,783,480	2,194,389,450
Interest Bearing Loans | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	542,220,313	55,977,988
Ending Balance	61,229,866	542,220,313	55,977,988
Liabilities arising from financing activities	61,229,866	542,220,313	55,977,988
Interest Bearing Loans | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	1,897,563,167	2,138,411,462
Ending Balance	2,368,746,913	1,897,563,167	2,138,411,462
Liabilities arising from financing activities	2,368,746,913	1,897,563,167	2,138,411,462
Cash Flow Hedges
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(13,206,352)	(10,910,547)
Ending Balance	4,259,670	(13,206,352)	(10,910,547)
Liabilities arising from financing activities	4,259,670	(13,206,352)	(10,910,547)
Cash Flow Hedges | Short-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	37,011,496	488,193
Ending Balance	7,627,420	37,011,496	488,193
Liabilities arising from financing activities	7,627,420	37,011,496	488,193
Cash Flow Hedges | Long-term borrowings [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	5,004,408	45,391,794
Ending Balance	5,215,190	5,004,408	45,391,794
Liabilities arising from financing activities	5,215,190	5,004,408	45,391,794
Cash Flow Hedges | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	(55,222,256)	(56,790,534)
Ending Balance	(8,582,940)	(55,222,256)	(56,790,534)
Liabilities arising from financing activities	(8,582,940)	(55,222,256)	(56,790,534)
Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	268,062,220	235,685,555
Ending Balance	294,605,050	268,062,220	235,685,555
Liabilities arising from financing activities	294,605,050	268,062,220	235,685,555
Lease liabilities [member] | Lease liabilities [member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Beginning balance	268,062,220	235,685,555
Ending Balance	294,605,050	268,062,220	235,685,555
Liabilities arising from financing activities	$ 294,605,050	$ 268,062,220	$ 235,685,555